DEPOSITS	12 Months Ended
Dec. 31, 2021
DEPOSITS
DEPOSITS
8.	DEPOSITS

Deposits are amounts placed as security, either in conjunction with a lease for office space, or as deposits with governments or insurance agencies, in order to help ensure that reclamation of sites is completed. Deposits relate to the following:

	Reclamation deposits	Office and administrative	Total
Balance December 31, 2019	$1,314	$100	$1,414
Additions	56	1	57
Surety collateral	1,265	—	1,265
Refunded	(45)	—	(45)
Balance December 31, 2020	$2,590	$101	$2,691
Additions	17	—	17
Refunded	(500)	—	(500)
Balance December 31, 2021	$2,107	$101	$2,208

8.	DEPOSITS (continued)

The reclamation security required under the Mines Act (British Columbia) has been provided to Ministry of Energy and Mines in the form of a surety bond. A percentage of the surety bond amount is held as collateral by the surety provider and is shown as a deposit on the Company’s statement of financial position. The Company has provided surety covering a total $15,970,000 of reclamation security at December 31, 2021 (2020 - $15,798,000).